Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	Rosetta Genomics Ltd.
Entity Central Index Key	0001362959
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	11,762,420